Note 9 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Common shares		Warrants
	Number (in thousands)	Amount	Number (in thousands)	Amount
		(as recast – note 3 (b))		(as recast – note 3 (b))

Balance, December 31, 2014	11,700	210,454	209	$485
Warrant exercises	81	429	(81)	(150)
Warrant expiry	-	-	(55)	(250)
Option exercises	143	1,075	-	-
Common shares issued under ATM (b)(ii)	2	8
Promissory note conversion	122	342	-	-
Balance, December 31, 2015	12,048	212,308	73	$85
Common shares under the ATM (b)(ii)	3,674	5,726	-
Warrant expiry (c)(i)	-	-	(73)	(85)
Balance, December 31, 2016	15,722	218,034	-	$-
	Common shares		Warrants
	Number (in thousands)	Amount	Number (in thousands)	Amount
Balance, December 31, 2016	15,722	218,034	-	$-
Common shares under the ATM (b)(ii)	10,952	13,394	-	-
Common shares issued under share purchase agreement (b(i))	678	324	-	-
Common shares issued under redemption of restricted share units	150	171	-	-
Balance, December 31, 2017	27,502	231,923	-	$-

Disclosure of Warrants [Text block]
Warrants exercised during the year ended December 31, 2015:
(in thousands)	Number	Proceeds
August 2011 warrants (i)	16	$68
June 2013 private placement warrants (ii)	47	115
December 2013 broker warrants (iii)	18	96
Total	81	$279

Disclosure of earnings per share [text block]
(in thousands)	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015

Issued common shares, beginning of year	15,722	12,048	11,700
Effect of ATM issuances	6,402	695	-
Effect of shares issued pursuant to share purchase agreement	113	-	-
Effect of RSU redemptions	76	-
Effect of warrant exercises	-	-	49
Effect of option and DSU exercises		-	103
Effect of promissory note conversions	-	-	54
Balance, end of year	22,313	12,743	11,906